The Gabelli Utilities Fund | The Gabelli Utilities Fund - Class AAA
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	The Gabelli Utilities Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The Gabelli Utilities Fund Class AAA Shares
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.43%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Year	5 Year	10 Year
The Gabelli Utilities Fund Class AAA Shares	146	452	782	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 6.

In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team.

The Fund’s assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund.

The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital as well as current income

• you wish to include an income strategy as a portion of your overall investments

• you believe that the utilities industry can generate growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Fund and Management Risk. The Fund’s performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value, or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund’s shares may decline.

• Industry Risk. The Fund’s investments in Utility Companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services.

• Regulatory Risk. The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Regulatory regimes in various utilities industries such as electricity, broadcast, cable, and common carriers impose limitations on the percentage of the shares held of a public utility by an investment adviser and its clients. Moreover, deregulation of various sectors of the utilities industry could have a negative impact on the Fund’s shares as certain companies prove to be less able to meet the challenge of deregulation.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and 10 years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI UTILITIES FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 22.1% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual total Returns The Gabelli Utilities Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA Shares	The Gabelli Utilities Fund Class AAA Shares	Return Before Taxes		12.99%	6.64%	4.87%	Aug 31, 1999
After Taxes On Distributions Class AAA Shares	The Gabelli Utilities Fund Class AAA Shares	Return After Taxes on Distributions		12.75%	6.17%	4.33%	Aug 31, 1999
After Taxes on Distributions and Sales Class AAA Shares	The Gabelli Utilities Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.71%	5.62%	4.01%	Aug 31, 1999
Standards & Poors ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
S&P 500 Utilities Index		S&P 500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	5.46%	3.90%	0.78%
Lipper Utility Fund Average		Lipper Utility Fund Average	(reflects no deduction for fees, expenses or taxes)	10.19%	5.41%	3.20%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

The Gabelli Utilities Fund | The Gabelli Utilities Fund - Class A, B, C, and I
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 11 of this Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gabelli Utilities Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gabelli Utilities Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.18%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gabelli Utilities Fund (USD $)	1 Year	3 Year	5 Year	10 Year
Class A Shares	712	1,001	1,312	2,190
Class B Shares	721	982	1,369	2,323
Class C Shares	321	682	1,169	2,513
Class I Shares	120	375	649	1,432

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption The Gabelli Utilities Fund (USD $)	1 Year	3 Year	5 Year	10 Year
Class A Shares	712	1,001	1,312	2,190
Class B Shares	221	682	1,169	2,323
Class C Shares	221	682	1,169	2,513
Class I Shares	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 7. In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team. The Fund’s assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.
Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital as well as current income

• you wish to include an income strategy as a portion of your overall investments

• you believe that the utilities industry can generate growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Fund and Management Risk. The Fund’s performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value, or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund’s shares may decline.

• Industry Risk. The Fund’s investments in Utility Companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services.

• Regulatory Risk. The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Various regulatory regimes impose limitations on the percentage of the shares held of a public utility. In addition, various types of ownership restrictions are imposed by the Federal Communications Commission, on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio. Moreover, deregulation of various sectors of the utilities industry could have a negative impact on the Fund’s shares as certain companies prove to be less able to meet the challenge of deregulation.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI UTILITIES FUND (Total Returns for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.0% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual total Returns The Gabelli Utilities Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A Shares	Class A SharesThe Gabelli Utilities Fund	Return Before Taxes		6.43%	5.39%	4.27%	Dec 31, 2002
Return Before Taxes Class B Shares	Class B Shares The Gabelli Utilities Fund	Return Before Taxes		7.04%	5.50%	4.21%	Dec 31, 2002
Return Before Taxes Class C Shares	Class C Shares The Gabelli Utilities Fund	Return Before Taxes		11.13%	5.85%	4.25%	Dec 31, 2002
Return Before Taxes Class I Shares	Class I Shares The Gabelli Utilities Fund	Return Before Taxes		13.25%	6.78%	4.93%	Jan 11, 2008
After Taxes On Distributions Class A Shares	Class A SharesThe Gabelli Utilities Fund	Return After Taxes on Distributions		6.14%	4.93%	3.74%	Dec 31, 2002
After Taxes on Distributions and Sales Class A Shares	Class A Shares The Gabelli Utilities Fund	Return After Taxes on Distributions and Sale of Fund Shares		4.39%	4.52%	3.49%	Dec 31, 2002
Standards & Poors ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
S&P 500 Utilities Index		S&P 500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	5.46%	3.90%	0.78%
Lipper Utility Fund Average		Lipper Utility Fund Average	(reflects no deduction for fees, expenses or taxes)	10.19%	5.41%	3.20%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GABELLI UTILITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0001087966
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
The Gabelli Utilities Fund | Class AAA Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	146
3 Year	rr_ExpenseExampleYear03	452
5 Year	rr_ExpenseExampleYear05	782
10 Year	rr_ExpenseExampleYear10	1,713
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(15.40%)
2002	rr_AnnualReturn2002	(15.10%)
2003	rr_AnnualReturn2003	29.50%
2004	rr_AnnualReturn2004	15.60%
2005	rr_AnnualReturn2005	8.40%
2006	rr_AnnualReturn2006	23.10%
2007	rr_AnnualReturn2007	8.60%
2008	rr_AnnualReturn2008	(20.90%)
2009	rr_AnnualReturn2009	15.50%
2010	rr_AnnualReturn2010	13.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
The Gabelli Utilities Fund | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	712
3 Year	rr_ExpenseExampleYear03	1,001
5 Year	rr_ExpenseExampleYear05	1,312
10 Year	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	712
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,001
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,312
10 Year	rr_ExpenseExampleNoRedemptionYear10	2,190
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(15.40%)
2002	rr_AnnualReturn2002	(15.10%)
2003	rr_AnnualReturn2003	29.90%
2004	rr_AnnualReturn2004	15.40%
2005	rr_AnnualReturn2005	8.50%
2006	rr_AnnualReturn2006	23.00%
2007	rr_AnnualReturn2007	8.70%
2008	rr_AnnualReturn2008	(20.90%)
2009	rr_AnnualReturn2009	15.60%
2010	rr_AnnualReturn2010	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
The Gabelli Utilities Fund | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	721
3 Year	rr_ExpenseExampleYear03	982
5 Year	rr_ExpenseExampleYear05	1,369
10 Year	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Year	rr_ExpenseExampleNoRedemptionYear03	682
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Year	rr_ExpenseExampleNoRedemptionYear10	2,323
The Gabelli Utilities Fund | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	321
3 Year	rr_ExpenseExampleYear03	682
5 Year	rr_ExpenseExampleYear05	1,169
10 Year	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Year	rr_ExpenseExampleNoRedemptionYear03	682
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Year	rr_ExpenseExampleNoRedemptionYear10	2,513
The Gabelli Utilities Fund | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	120
3 Year	rr_ExpenseExampleYear03	375
5 Year	rr_ExpenseExampleYear05	649
10 Year	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Year	rr_ExpenseExampleNoRedemptionYear03	375
5 Year	rr_ExpenseExampleNoRedemptionYear05	649
10 Year	rr_ExpenseExampleNoRedemptionYear10	1,432
The Gabelli Utilities Fund | The Gabelli Utilities Fund - Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund	tguf1087966_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	tguf1087966_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 6.

In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team.

The Fund’s assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund.

The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital as well as current income

• you wish to include an income strategy as a portion of your overall investments

• you believe that the utilities industry can generate growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Fund and Management Risk. The Fund’s performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value, or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund’s shares may decline.

• Industry Risk. The Fund’s investments in Utility Companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services.

• Regulatory Risk. The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Regulatory regimes in various utilities industries such as electricity, broadcast, cable, and common carriers impose limitations on the percentage of the shares held of a public utility by an investment adviser and its clients. Moreover, deregulation of various sectors of the utilities industry could have a negative impact on the Fund’s shares as certain companies prove to be less able to meet the challenge of deregulation.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

Risk Lose Money [Text]	rr_RiskLoseMoney	Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.
Performance	tguf1087966_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and 10 years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and 10 years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI UTILITIES FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 22.1% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli Utilities Fund | The Gabelli Utilities Fund - Class A, B, C, and I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund	tguf1087966_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 11 of this Prospectus.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Portfolio Turnover	tguf1087966_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. For additional information about selection of investments suitable for the Fund, see page 7. In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer’s common stock, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills, and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stocks; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments that lose their perceived value relative to other investments in the judgment of the portfolio management team. The Fund’s assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and Internet (each, a “Utility Company” and collectively, “Utility Companies”), and (ii) that the Fund’s portfolio management team of the Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), believes have the potential to achieve either capital appreciation or current income. The Adviser will seek to invest in Utility Companies that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities. The Adviser will emphasize quality in selecting utility investments, and will look for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital as well as current income

• you wish to include an income strategy as a portion of your overall investments

• you believe that the utilities industry can generate growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the following risks: that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface the value expected by the Adviser or that regulatory actions adversely affect the Fund’s portfolio securities. As a consequence of its policy of concentrating in the utility industry, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Fund and Management Risk. The Fund’s performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value, or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund’s shares may decline.

• Industry Risk. The Fund’s investments in Utility Companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity, or reduced demand for services.

• Regulatory Risk. The Fund’s investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Various regulatory regimes impose limitations on the percentage of the shares held of a public utility. In addition, various types of ownership restrictions are imposed by the Federal Communications Commission, on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio. Moreover, deregulation of various sectors of the utilities industry could have a negative impact on the Fund’s shares as certain companies prove to be less able to meet the challenge of deregulation.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• “Return of Capital” Risk. The Fund’s distributions may represent a non-taxable return of capital. A return of capital distribution is a distribution in excess of current and accumulated earnings and profits. A return of capital distribution is tax-free to the extent of a shareholder’s basis in its Fund shares and reduces the shareholder’s basis to that extent.

Risk Lose Money [Text]	rr_RiskLoseMoney	Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.
Performance	tguf1087966_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI UTILITIES FUND (Total Returns for the Years Ended December 31)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows total returns for Class AAA Shares for the years ended 2000 through 2002 and total returns for Class A Shares for the years ended 2003 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.0% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.0% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.
The Gabelli Utilities Fund | Return Before Taxes | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Utilities Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.99%
Past Five Years	rr_AverageAnnualReturnYear05	6.64%
Past Ten Years	rr_AverageAnnualReturnYear10	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
The Gabelli Utilities Fund | Return Before Taxes | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A SharesThe Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	6.43%
Past Five Years	rr_AverageAnnualReturnYear05	5.39%
Past Ten Years	rr_AverageAnnualReturnYear10	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
The Gabelli Utilities Fund | Return Before Taxes | Class B Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares The Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	7.04%
Past Five Years	rr_AverageAnnualReturnYear05	5.50%
Past Ten Years	rr_AverageAnnualReturnYear10	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
The Gabelli Utilities Fund | Return Before Taxes | Class C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares The Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.13%
Past Five Years	rr_AverageAnnualReturnYear05	5.85%
Past Ten Years	rr_AverageAnnualReturnYear10	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
The Gabelli Utilities Fund | Return Before Taxes | Class I Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares The Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.25%
Past Five Years	rr_AverageAnnualReturnYear05	6.78%
Past Ten Years	rr_AverageAnnualReturnYear10	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
The Gabelli Utilities Fund | After Taxes On Distributions | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Utilities Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	12.75%
Past Five Years	rr_AverageAnnualReturnYear05	6.17%
Past Ten Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
The Gabelli Utilities Fund | After Taxes On Distributions | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A SharesThe Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	6.14%
Past Five Years	rr_AverageAnnualReturnYear05	4.93%
Past Ten Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
The Gabelli Utilities Fund | After Taxes on Distributions and Sales | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Utilities Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	8.71%
Past Five Years	rr_AverageAnnualReturnYear05	5.62%
Past Ten Years	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
The Gabelli Utilities Fund | After Taxes on Distributions and Sales | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares The Gabelli Utilities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	4.39%
Past Five Years	rr_AverageAnnualReturnYear05	4.52%
Past Ten Years	rr_AverageAnnualReturnYear10	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
The Gabelli Utilities Fund | Standards & Poors ("S&P") 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s (“S&P”) 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	15.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.42%
The Gabelli Utilities Fund | S&P 500 Utilities Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Utilities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	5.46%
Past Five Years	rr_AverageAnnualReturnYear05	3.90%
Past Ten Years	rr_AverageAnnualReturnYear10	0.78%
The Gabelli Utilities Fund | Lipper Utility Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Utility Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	10.19%
Past Five Years	rr_AverageAnnualReturnYear05	5.41%
Past Ten Years	rr_AverageAnnualReturnYear10	3.20%